Related parties (Tables)	9 Months Ended
Sep. 30, 2022
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of September 30, 2022 and December 31, 2021 are as follows:

	Balance as of September 30,	Balance as of December 31,
	($ in thousands)
	2022	2021

Credit receivables (current)	3,695	19,387
Credit receivables (non-current)	17,006	15,768
Total receivables from related parties	20,701	35,155

Credit payables (current)	8,053	9,494
Credit payables (non-current)	-	5
Total payables to related parties	8,053	9,499

Related party transactions
The transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the nine-month periods ended September 30, 2022 and 2021 have been as follows:

	For the nine-month period ended September 30,
	2022	2021
	($ in thousands)
Financial income	996	1,547
Financial expenses	(143)	(89)